Annual Total Returns [BarChart] - Great-West Moderate Profile Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	(1.05%)
2012	12.47%
2013	16.29%
2014	6.44%
2015	(0.65%)
2016	8.35%
2017	12.94%
2018	(6.30%)
2019	17.52%
2020	11.25%